Inventories (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Inventories [Abstract]
Inventories pledged as security for liabilities	₨ 645,414	₨ 1,154,013